Transactions with related parties (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Other receivables - Xlife	SFr 45,789
Other receivables - related party (Veraxa Biotech Holding AG)	8,856
Notes payable - Xlife	1,000,000
Prepaid benefit receipt		SFr 4,369